INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	$ 2,863
Share of loss	(716)
Foreign exchange movement	89
Write Off of investment	(2,236)
Closing balance	$ 0